Securities (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in the credit loss component of credit-impaired debt securities, securities with no intent to sell [Abstract]
Balance, beginning of period	$ 578	$ 0
Additions:
Newly credit-impaired securities	0	578
Increase in losses on previously credit-impaired securities	94	0
Losses reclassified from other comprehensive income on previously credit-impaired securities	6	0
Reductions:
Sales of credit-impaired securities	(31)	0
Impact of new accounting guidance related to VIEs	(15)	0
Balance, end of period	$ 632	$ 578